(NYSE ARCA, Inc.: SRHQ)
Schedule of Investments
May 31, 2023

SRH U.S. Quality ETF

SCHEDULE OF INVESTMENTS

May 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.87%
Consumer Discretionary Products - 5.17%
Masco Corp.	37,547	$1,814,271
NVR, Inc.(a)	335	1,860,664
Polaris, Inc.	16,875	1,817,606
		5,492,541

Consumer Staple Products - 4.27%
Coca-Cola Consolidated, Inc.	3,489	2,308,811
Molson Coors Beverage Co., Class B	36,124	2,234,269
		4,543,080

Financial Services - 6.70%
BlackRock, Inc.	2,790	1,834,564
Credit Acceptance Corp.(a)	4,282	1,908,402
Invesco Ltd.	113,833	1,636,919
Morgan Stanley	21,263	1,738,463
		7,118,348

Health Care -14.13%
Amedisys, Inc.(a)	25,382	1,927,255
AmerisourceBergen Corp.	11,660	1,983,949
Elevance Health, Inc.	4,061	1,818,597
The Ensign Group, Inc.	19,539	1,731,351
Humana, Inc.	3,846	1,930,192
Laboratory Corp. of America Holdings	8,137	1,729,357
Select Medical Holdings Corp.	72,220	1,976,661
UnitedHealth Group, Inc.	3,952	1,925,572
		15,022,934

Industrial Products - 4.90%
Huntington Ingalls Industries, Inc.	9,016	1,815,642
Lockheed Martin Corp.	3,950	1,753,839
The Toro Co.	16,795	1,643,055
		5,212,536

Industrial Services - 12.95%
ADT, Inc.	258,211	1,469,220
Applied Industrial Technologies, Inc.	13,134	1,614,957
EMCOR Group, Inc.	11,481	1,892,528
FTI Consulting, Inc.(a)	9,460	1,778,575
Insperity, Inc.	15,360	1,700,659
Resideo Technologies, Inc.(a)	102,126	1,637,080
TriNet Group, Inc.(a)	23,161	2,058,318
United Parcel Service, Inc., Class B	9,623	1,607,041
		13,758,378
	Shares	Value
Materials - 6.99%
Eagle Materials, Inc.	12,722	$2,072,796
Owens Corning	19,489	2,072,265
Silgan Holdings, Inc.	34,786	1,565,022
Westrock Co.	61,269	1,716,145
		7,426,228

Media - 8.36%
Altice USA, Inc., Class A(a)	545,868	1,397,422
Comcast Corp., Class A	49,246	1,937,830
Fox Corp., Class A	54,812	1,710,135
GoDaddy, Inc., Class A(a)	24,022	1,762,734
World Wrestling Entertainment, Inc.,
Class A	20,457	2,072,703
		8,880,824

Real Estate - 4.82%
CBRE Group, Inc., Class A(a)	25,639	1,920,874
Cushman & Wakefield PLC(a)	177,121	1,404,570
Jones Lang LaSalle, Inc.(a)	12,830	1,800,562
		5,126,006

Retail & Wholesale - Discretionary - 3.58%
AutoZone, Inc.(a)	760	1,813,998
O'Reilly Automotive, Inc.(a)	2,199	1,986,379
		3,800,377

Retail & Wholesale - Staples - 1.73%
Sprouts Farmers Market, Inc.(a)	53,294	1,841,841

Software & Tech Services - 16.81%
Akamai Technologies, Inc.(a)	23,841	2,196,233
Box, Inc., Class A(a)	69,684	1,962,998
CACI International, Inc., Class A(a)	6,302	1,885,685
Euronet Worldwide, Inc.(a)	16,685	1,858,709
Gartner, Inc.(a)	5,729	1,964,245
Genpact Ltd.	40,391	1,485,581
Leidos Holdings, Inc.	20,279	1,582,979
PayPal Holdings, Inc.(a)	24,583	1,523,900
Qualys, Inc.(a)	14,359	1,812,967
TTEC Holdings, Inc.	50,143	1,590,536
		17,863,833

See Notes to Schedule of Investments.

SRH U.S. Quality ETF

SCHEDULE OF INVESTMENTS

May 31, 2023 (Continued) (Unaudited)

	Shares	Value
Tech Hardware & Semiconductors - 9.46%
Arrow Electronics, Inc.(a)	14,950	$1,893,268
Broadcom, Inc.	2,909	2,350,356
Dell Technologies, Inc.	46,428	2,080,439
FormFactor, Inc.(a)	58,615	1,834,063
Jabil, Inc.	21,175	1,895,586
		10,053,712
TOTAL COMMON STOCKS
(Cost $103,805,393)		106,140,638

MONEY MARKET FUNDS - 0.07%
Invesco Government & Agency Portfolio,
Institutional Class, 7-Day Yield
- 5.05%(b)	70,840	70,840

TOTAL MONEY MARKET FUNDS
(Cost $70,840)		70,840

TOTAL INVESTMENTS - 99.94%
(Cost $103,876,233)		$106,211,478

Other Assets In Excess of Liabilities - 0.06%		65,425

NET ASSETS - 100.00%		$106,276,903

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of May 31, 2023.

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

SRH U.S. Quality ETF

NOTES TO SCHEDULE OF INVESTMENTS

May 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of one operational series, SRH U.S. Quality ETF (the “Fund”). The Fund’s investment objective is to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality Index (the “Index”). The Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, Rocky Mountain Advisers, LLC, has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely followed, broad-based U.S. equity benchmarks. The Fund commenced operations on October 5, 2022.

The Fund currently offers an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedule of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services - Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund's investment adviser, Paralel Advisors LLC (the "Adviser"), as the valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	-	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	-	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	-	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

SRH U.S. Quality ETF

NOTES TO SCHEDULE OF INVESTMENTS

May 31, 2023 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of May 31, 2023:

Investments in Securities at Value(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$106,140,638	$-	$-	$106,140,638
Money Market Funds	70,840	-	-	70,840
Total	$106,211,478	$-	$-	$106,211,478

(1)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions: Securities transactions are recorded as of the trade date.

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